FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (34)	$ 11	$ 133	$ (292)
Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	1,760		1,760		$ 1,719
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	20		20		$ 0
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	(3)	(2)	(3)	(54)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 0	$ 0	$ 0